UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07644
Gabelli Capital Series Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Gabelli Capital Asset Fund
Schedule of Investments — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 98.6%
	Aerospace — 2.3%
4,000	HEICO Corp.	$206,240
48,000	Herley Industries Inc.†	703,680
4,000	Rockwell Automation Inc.	225,440
200,000	Rolls-Royce Group plc†	1,807,339

		2,942,699

	Agriculture — 0.5%
15,000	Archer-Daniels-Midland Co.	433,500
2,000	Bunge Ltd.	123,260
500	The Mosaic Co.	30,385

		587,145

	Automotive — 0.9%
25,000	Navistar International Corp.†	1,118,250

	Automotive: Parts and Accessories — 2.0%
10,000	BorgWarner Inc.†	381,800
27,000	CLARCOR Inc.	931,230
25,000	Midas Inc.†	282,000
88,000	Standard Motor Products Inc.†	872,960

		2,467,990

	Aviation: Parts and Services — 4.3%
32,000	Curtiss-Wright Corp.	1,113,600
100,000	GenCorp Inc.†	576,000
48,000	Kaman Corp.	1,200,480
20,000	Precision Castparts Corp.	2,534,200

		5,424,280

	Broadcasting — 2.5%
44,000	CBS Corp., Cl. A, Voting	613,360
10,000	Cogeco Inc.	331,315
48,000	Fisher Communications Inc.†	676,800
28,000	Liberty Media Corp. — Capital, Cl. A†	1,018,360
22,000	LIN TV Corp., Cl. A†	126,500
65,000	Sinclair Broadcast Group Inc., Cl. A†	330,200

		3,096,535

	Business Services — 1.8%
2,500	Ascent Media Corp., Cl. A†	68,125
43,000	Diebold Inc.	1,365,680
60,000	Intermec Inc.†	850,800

		2,284,605

	Cable and Satellite — 6.1%
5,000	Adelphia Communications Corp., Cl. A† (a)	0
5,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
5,000	Adelphia Recovery Trust†	60
140,000	Cablevision Systems Corp., Cl. A	3,379,600
82,000	DIRECTV, Cl. A†	2,772,420
13,000	DISH Network Corp., Cl. A	270,660
2,000	EchoStar Corp., Cl. A†	40,560
25,000	Liberty Global Inc., Cl. A†	729,000
9,315	Liberty Global Inc., Cl. C†	269,110
6,000	Scripps Networks Interactive Inc., Cl. A	266,100

		7,727,510

	Communications Equipment — 2.3%
55,000	Corning Inc.	1,111,550
44,000	Thomas & Betts Corp.†	1,726,560

		2,838,110

	Computer Software and Services — 1.6%
120,000	Furmanite Corp.†	622,800
23,000	NCR Corp.†	317,400
66,000	Yahoo! Inc.†	1,090,980

		2,031,180

	Consumer Products — 0.7%
5,000	Kimberly-Clark Corp.	314,400
6,000	Pactiv Corp.†	151,080
56,000	Schiff Nutrition International Inc.	458,080

		923,560

	Consumer Services — 1.5%
88,000	Rollins Inc.	1,907,840

	Diversified Industrial — 7.8%
23,000	Ampco-Pittsburgh Corp.	570,860
35,000	Baldor Electric Co.	1,309,000
22,000	Cooper Industries plc	1,054,680
27,000	Crane Co.	958,500
4,000	Greif Inc., Cl. A	219,680
8,600	Griffon Corp.†	107,156
70,000	Honeywell International Inc.	3,168,900
30,000	ITT Corp.	1,608,300
29,300	Katy Industries Inc.†	51,275
67,000	Myers Industries Inc.	702,160

		9,750,511

	Electronics — 2.1%
30,000	Cypress Semiconductor Corp.†	345,000
15,000	Intel Corp.	333,900
20,000	LSI Corp.†	122,400
75,000	Texas Instruments Inc.	1,835,250

		2,636,550

	Energy and Utilities — 6.3%
46,000	Allegheny Energy Inc.	1,058,000
3,000	Cameron International Corp.†	128,580
8,000	Chevron Corp.	606,640
16,000	ConocoPhillips	818,720
8,000	Devon Energy Corp.	515,440
85,000	El Paso Corp.	921,400
27,000	El Paso Electric Co.†	556,200
16,000	Exxon Mobil Corp.	1,071,680
20,000	Mirant Corp., Escrow† (a)	0
18,000	National Fuel Gas Co.	909,900
17,000	Progress Energy Inc., CVO†	2,550
8,000	Royal Dutch Shell plc, Cl. A, ADR	462,880
75,000	RPC Inc.	834,750

		7,886,740

	Entertainment — 8.1%
25,000	Discovery Communications Inc., Cl. A†	844,750
25,000	Discovery Communications Inc., Cl. C†	735,250
110,000	Grupo Televisa SA, ADR	2,312,200
7,700	Liberty Media Corp. — Starz, Cl. A†	421,036
35,000	Madison Square Garden Inc., Cl. A†	760,550
50,000	Time Warner Inc.	1,563,500
62,000	Viacom Inc., Cl. A†	2,274,160
18,000	Viacom Inc., Cl. B†	618,840
See accompanying notes to schedule of investments.

Gabelli Capital Asset Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
25,000	Vivendi	$669,082

		10,199,368

	Environmental Services — 0.9%
34,000	Waste Management Inc.	1,170,620

	Equipment and Supplies — 5.5%
26,000	AMETEK Inc.	1,077,960
38,000	Baldwin Technology Co. Inc., Cl. A†	45,600
10,000	Belden Inc.	274,600
40,000	Capstone Turbine Corp.†	50,800
22,000	CIRCOR International Inc.	730,620
110,000	CTS Corp.	1,036,200
9,000	Flowserve Corp.	992,430
14,000	Franklin Electric Co. Inc.	419,860
25,000	GrafTech International Ltd.†	341,750
35,000	IDEX Corp.	1,158,500
50,000	L.S. Starrett Co., Cl. A	517,500
10,000	The Eastern Co.	135,400
6,000	Watts Water Technologies Inc., Cl. A	186,360

		6,967,580

	Financial Services — 8.3%
90,000	American Express Co.	3,713,400
10,000	Argo Group International Holdings Ltd.	325,900
16,000	BKF Capital Group Inc.†	15,760
10,000	Deutsche Bank AG	768,700
148,000	Epoch Holding Corp.	1,670,920
15,000	JPMorgan Chase & Co.	671,250
30,000	Marsh & McLennan Companies Inc.	732,600
14,000	Morgan Stanley	410,060
38,000	The Bank of New York Mellon Corp.	1,173,440
30,000	Wells Fargo & Co.	933,600

		10,415,630

	Food and Beverage — 9.4%
28,000	Brown-Forman Corp., Cl. A	1,758,400
5,000	Brown-Forman Corp., Cl. B	297,250
10,000	Corn Products International Inc.	346,600
120,000	Danone SA, ADR	1,434,000
45,000	Diageo plc, ADR	3,035,250
15,000	Fomento Economico Mexicano SAB de CV, ADR	712,950
5,000	H.J. Heinz Co.	228,050
11,000	Kraft Foods Inc., Cl. A	332,640
50,000	The Coca-Cola Co.	2,750,000
33,950	Tootsie Roll Industries Inc.	917,664

		11,812,804

	Health Care — 2.5%
184,000	Boston Scientific Corp.†	1,328,480
1,000	DENTSPLY International Inc.	34,850
4,000	Henry Schein Inc.†	235,600
3,000	Johnson & Johnson	195,600
6,000	Laboratory Corp. of America Holdings†	454,260
12,000	Mead Johnson Nutrition Co.	624,360
8,000	Patterson Companies Inc.	248,400

		3,121,550

	Hotels and Gaming — 2.8%
24,000	Boyd Gaming Corp.†	237,120
10,000	Canterbury Park Holding Corp.†	75,300
10,000	Churchill Downs Inc.	375,000
6,000	Dover Downs Gaming & Entertainment Inc.	23,760
76,000	Dover Motorsports Inc.	156,560
25,000	Gaylord Entertainment Co.†	732,250
18,000	International Game Technology	332,100
64,000	Las Vegas Sands Corp.†	1,353,600
24,000	MGM Mirage†	288,000

		3,573,690

	Machinery — 1.5%
40,000	CNH Global NV†	1,230,000
12,000	Deere & Co.	713,520

		1,943,520

	Manufactured Housing and Recreational Vehicles — 0.2%
4,000	Cavco Industries Inc.†	136,560
5,000	Skyline Corp.	93,000

		229,560
	Metals and Mining — 3.1%
18,000	Freeport-McMoRan Copper & Gold Inc.	1,503,720
48,000	Newmont Mining Corp.	2,444,640

		3,948,360

	Publishing — 1.2%
85,000	Journal Communications Inc., Cl. A†	357,000
32,000	Media General Inc., Cl. A†	265,280
7,000	Meredith Corp.	240,870
45,000	News Corp., Cl. A	648,450

		1,511,600

	Real Estate — 1.2%
50,000	Griffin Land & Nurseries Inc.	1,452,500

	Retail — 2.9%
31,000	Aaron’s Inc., Cl. A	841,650
40,000	CVS Caremark Corp.	1,462,400
12,000	Ingles Markets Inc., Cl. A	180,360
15,000	Safeway Inc.	372,900
10,000	The Great Atlantic & Pacific Tea Co. Inc.†	76,700
18,000	Walgreen Co.	667,620

		3,601,630

	Specialty Chemicals — 3.4%
100,000	Ferro Corp.†	879,000
30,000	Hawkins Inc.	726,000
16,000	International Flavors & Fragrances Inc.	762,720
70,000	Omnova Solutions Inc.†	549,500
5,000	Quaker Chemical Corp.	135,550
40,000	Sensient Technologies Corp.	1,162,400

		4,215,170

	Telecommunications — 2.9%
200,000	Cincinnati Bell Inc.†	682,000
12,000	Rogers Communications Inc., Cl. B	409,560
260,000	Sprint Nextel Corp.†	988,000
36,000	Telephone & Data Systems Inc.	1,218,600
10,000	Telephone & Data Systems Inc., Special	298,400

		3,596,560

	Transportation — 0.4%
18,000	GATX Corp.	515,700

See accompanying notes to schedule of investments.

Gabelli Capital Asset Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Wireless Communications — 1.6%
5,000	Millicom International Cellular SA	$445,750
30,000	Price Communications Corp., Escrow† (a)	0
38,000	United States Cellular Corp.†	1,572,440

		2,018,190

	TOTAL COMMON STOCKS	123,917,537

	PREFERRED STOCKS — 0.0%
	Consumer Products — 0.0%
1,000	Revlon Inc., 12.750% Pfd., Ser. A	14,850

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,000	Mirant Corp., Ser. A, expire 01/03/11†	100

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.4%
	U.S. Treasury Bills — 0.8%
$955,000	U.S. Treasury Bills, 0.101% to 0.152%††, 04/22/10 to 07/01/10	954,810

	U.S. Treasury Cash Management Bills — 0.6%
815,000	U.S. Treasury Cash Management Bills, 0.122% to 0.147%††, 06/10/10 to 06/17/10	814,786

	TOTAL U.S. GOVERNMENT OBLIGATIONS	1,769,596

	TOTAL INVESTMENTS — 100.0% (Cost $94,374,381)	$125,702,083

	Aggregate book cost	$94,374,381

	Gross unrealized appreciation	$38,848,671

	Gross unrealized depreciation	(7,520,969)

	Net unrealized appreciation/(depreciation)	$31,327,702

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $0 or 0.00% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation
See accompanying notes to schedule of investments.

Gabelli Capital Asset Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
		Level 2
		Other	Level 3	Total
	Level 1	Significant	Significant	Market Value
	Quoted	Observable	Unobservable	at
	Prices	Inputs	Inputs	3/31/10
INVESTMENTS IN SECURITIES:

ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$7,727,510	—	$0	$7,727,510
Energy and Utilities	7,886,740	—	0	7,886,740
Wireless Communications	2,018,190	—	0	2,018,190
Other Industries (a)	106,285,097	—	—	106,285,097

Total Common Stocks	123,917,537	—	—	123,917,537

Preferred Stocks (a)	14,850	—	—	14,850
Warrants (a)	100	—	—	100
U.S. Government Obligations	—	$1,769,596	—	1,769,596

TOTAL INVESTMENTS IN SECURITIES	$123,932,487	$1,769,596	$0	$125,702,083

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
2. Tax Information. At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $11,463,694, which are available to reduce future required distributions of net capital gains to shareholders through 2017.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	6/1/10

By (Signature and Title)*	/s/ Joseph H. Egan Joseph H. Egan, Principal Financial Officer

Date	6/1/10

*	Print the name and title of each signing officer under his or her signature.